SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses	$ 7,362,372	$ 8,316,091
Millburn Multi Markets Trading L P [Member]
Operating Expenses	1,158,094	1,163,307
Millburn Multi Markets Trading L P [Member] | U S Feeder [Member]
Operating Expenses	401,328	486,931
Millburn Multi Markets Trading L P [Member] | Partnership [Member]
Operating Expenses	632,495	551,775
Millburn Multi Markets Trading L P [Member] | Cayman Feeder [Member]
Operating Expenses	$ 124,271	$ 124,601